Risks and Financial Instruments - Summary of Credit Risk of Cash, Cash Equivalents and Financial Investments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of external credit grades [line items]
Counterparty credit rating	R$ 5,712,097	R$ 6,994,406
AAA [member]
Disclosure of external credit grades [line items]
Counterparty credit rating	4,906,077	5,933,671
AA [member]
Disclosure of external credit grades [line items]
Counterparty credit rating	331,512	707,358
A [member]
Disclosure of external credit grades [line items]
Counterparty credit rating	418,020	262,553
BBB [member]
Disclosure of external credit grades [line items]
Counterparty credit rating	R$ 56,488	R$ 90,824